Stock-Based Compensation (Details 6) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of restricted stock awards
Beginning Balance, Shares	967
Beginning Balance, Value	$ 13.26
Granted, Shares	307	1,030
Granted, Value	$ 18.01	$ 13.49
Vested, Shares	62	63
Vested, Value	$ 17.00	$ 17.00
Expired or forfeited, Shares
Expired or forfeited, Value
Ending Balance, Shares	1,212	967
Ending Balance, Value	$ 14.27	$ 13.26